Other information (Details Text) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other information (Details Text)
Control of the company will be shared - Capital	20.00%
Investment funds managed by Organization	R$ 4,377,508,000	R$ 4,303,781,000
Consortium which nature and involvement is related to generation management fees of consortium quotas	1,463,469,000	1,079,653,000	R$ 1,054,424,000
Values through the provision of guarantees	104,000,000
Bradesco Seguros S.A. - Investment totals	490,000,000
Bradesco Seguros S.A. - Goodwill on the acquisition of shares	R$ 126,897,000
IRB's - Price per share	R$ 27.24
IRB's - Shares were sold in the Base Offering	14,040,000
IRB's - Supplementary lot totaling shares	16,206,387
IRB's - Bradesco indirectly holds shares	47,520,213
Interest in the capital stock of IRB	15.23%
Special Voluntary Severance Program Scheme (PDVE) - Total cost	R$ 2,300,000,000
The estimated annual effect on personnel expenses is a reduction	R$ 1,500,000,000
Bradesco Seguros
Other information (Details Text)
Equity stake	40.00%
Book entry shares, common and nominative	172,560,054
Book entry shares, common and nominative in the amount	R$ 363,103,000
Swiss Re Corso
Other information (Details Text)
Equity stake	60.00%
Unconsolidated structured entities
Other information (Details Text)
Investment funds managed by Organization	R$ 338,846,142,000	426,390,575,000
Investment funds managed by Organization - Revenues earned	1,463,469,000	1,079,653,000
Consortium which nature and involvement is related to generation management fees of consortium quotas	74,323,031,000	71,075,119,000
Consortium which nature and involvement is related to generation management fees of consortium quotas - Revenues	R$ 1,526,660,000	R$ 1,278,753,000